Public assistance - Italian Law no. 124/2017 and subsequent modifications (Tables)	12 Months Ended
Dec. 31, 2018
Public Assistance [Abstract]
Disclosure Of Detailed Information About Donations And Support For Charitable And Solidatory Initiatives [Table Text Block]
The granted assistance provided herein is mainly referred to foundations, associations and other entities for reputational purposes, donations and support for charitable and solidarity initiatives:

Granted subject	Amount paid (€)
Fondazione Eni Enrico Mattei	4,403,686
Eni Foundation	3,389,902
Fondazione Teatro alla Scala	3,052,192
Fondazione Giorgio Cini	1,000,000
WEF – World Economic Forum	260,586
Comitato Sisma Centro Italia – Confindustria, CIGL, CISL e UIL – Fondo di solidarietà per le popolazioni Centro Italia	242,326
Council on Foreign Relations	83,358
Atlantic Council of the United States Inc	81,307
World Business Council for Sustainable Development	72,805
Associazione Pionieri e Veterani Eni	57,000
EITI – Extractive Industries Transparency Initiative	51,588
Bruegel	50,000
Parrocchia di S. Barbara a San Donato Milanese	40,000
Aspen Institute Italia	35,000
Italiadecide	35,000
Fondazione Camera Centro Italiano per la Fotografia	33,000
Istituto Giannina Gaslini	30,000
Center for Strategic & International Studies	29,687
Politecnico di Milano – Dipartimento di “Scienze e Tecnologie Energetiche e Nucleari”	26,000
Institute for Human Rights and Business (IHRB)	22,548
Associazione Civita	22,000
Foreign Policy Association – USA	21,985
The Metropolitan Museum of Arts	21,760
Associazione Amici della Luiss	20,000
Centro Studi Americani	20,000
Fondazione Human Foundation Giving and Innovating Onlus	20,000
Global Reporting Initiative	14,000
Lega Italiana Fibrosi Cistica Lazio Onlus	10,000